Revenue - Schedule of Revenue by Geographic Region (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenue by Geographic Region [Line Items]
Revenue	€ 273,530	€ 492,200
Italy [Member]
Schedule of Revenue by Geographic Region [Line Items]
Revenue	126,887	194,444
North Macedonia [Member]
Schedule of Revenue by Geographic Region [Line Items]
Revenue	€ 146,643	€ 297,756